Loans and Allowance for Credit Losses - Summary of Key Economic Variables Used in Base Case (Detail)	12 Months Ended
Oct. 31, 2018
Base Scenario [member] | Canada [member] | First Twelve Months [member]
Disclosure of detailed information about financial instruments [line items]
Real gross domestic product	1.80%
BBB spread	2.30%
Unemployment rates	5.60%
Housing price index	1.40%
Base Scenario [member] | Canada [member] | Remaining horizon [member]
Disclosure of detailed information about financial instruments [line items]
Real gross domestic product	1.60%
BBB spread	2.30%
Unemployment rates	5.60%
Housing price index	1.80%
Base Scenario [member] | United States [member] | First Twelve Months [member]
Disclosure of detailed information about financial instruments [line items]
Real gross domestic product	2.40%
BBB spread	2.20%
Unemployment rates	3.60%
Housing price index	3.60%
Base Scenario [member] | United States [member] | Remaining horizon [member]
Disclosure of detailed information about financial instruments [line items]
Real gross domestic product	1.60%
BBB spread	2.30%
Unemployment rates	3.70%
Housing price index	3.00%
Benign scenario [member] | Canada [member] | First Twelve Months [member]
Disclosure of detailed information about financial instruments [line items]
Real gross domestic product	3.10%
BBB spread	2.00%
Unemployment rates	5.40%
Housing price index	2.40%
Benign scenario [member] | Canada [member] | Remaining horizon [member]
Disclosure of detailed information about financial instruments [line items]
Real gross domestic product	2.40%
BBB spread	2.10%
Unemployment rates	5.20%
Housing price index	2.60%
Benign scenario [member] | United States [member] | First Twelve Months [member]
Disclosure of detailed information about financial instruments [line items]
Real gross domestic product	2.90%
BBB spread	1.80%
Unemployment rates	3.20%
Housing price index	5.10%
Benign scenario [member] | United States [member] | Remaining horizon [member]
Disclosure of detailed information about financial instruments [line items]
Real gross domestic product	1.90%
BBB spread	2.00%
Unemployment rates	3.10%
Housing price index	4.30%
Adverse scenario [member] | Canada [member] | First Twelve Months [member]
Disclosure of detailed information about financial instruments [line items]
Real gross domestic product	(3.20%)
BBB spread	4.70%
Unemployment rates	9.30%
Housing price index	(12.80%)
Adverse scenario [member] | Canada [member] | Remaining horizon [member]
Disclosure of detailed information about financial instruments [line items]
Real gross domestic product	0.80%
BBB spread	3.90%
Unemployment rates	9.30%
Housing price index	(3.20%)
Adverse scenario [member] | United States [member] | First Twelve Months [member]
Disclosure of detailed information about financial instruments [line items]
Real gross domestic product	(2.90%)
BBB spread	4.30%
Unemployment rates	6.70%
Housing price index	(7.30%)
Adverse scenario [member] | United States [member] | Remaining horizon [member]
Disclosure of detailed information about financial instruments [line items]
Real gross domestic product	0.90%
BBB spread	3.50%
Unemployment rates	6.80%
Housing price index	(1.20%)